Share-based Payments	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Share-based Payments

	US Dollars
Figures in millions	2018	2017	2016
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	20	26	26
Long Term Incentive Plan (LTIP)	1	(1)	7
Other	1	1	1
	22	26	34
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	13	7	3
Total share-based payment expense (note 9)	35	33	37
Equity-settled incentive schemes

Equity schemes include the Bonus Share Plan (BSP), Long Term Incentive Plan (LTIP) and the Co-Investment Plan (CIP). A new incentive scheme, the Deferred Share Plan (DSP), has been implemented in January 2018. No allocation under the DSP has been made in 2018. There were otherwise no additional schemes introduced during 2018 and no changes to rules or practices in the existing schemes.

Bonus Share Plan (BSP)

Award date (unvested awards and awards vested during the year)	2018		2017		2016
Calculated fair value	R	119.14	R	152.87	R	229.22
Vesting date 50%	22 Feb 2019		1 Mar 2018		1 Mar 2017
Vesting date 50%	22 Feb 2020		1 Mar 2019		1 Mar 2018
Expiry date	22 Feb 2028		1 Mar 2027		1 Mar 2026

	Number of shares
	2018	2017	2016
Awards outstanding at beginning of year	4,479,679	4,198,285	4,708,799
Awards granted during the year	2,492,584	1,926,549	2,103,767
Awards lapsed during the year	(359,343)	(218,601)	(204,374)
Awards exercised during the year	(2,055,001)	(1,426,554)	(2,409,907)
Awards outstanding at end of year	4,557,919	4,479,679	4,198,285
Awards exercisable at end of year	1,588,512	1,904,021	1,170,849

Long Term Incentive Plan (LTIP)

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2018	2017	2016
Awards outstanding at beginning of year	2,466,357	4,363,330	6,028,193
Awards lapsed during the year	(1,186,330)	(1,512,857)	(1,160,023)
Awards exercised during the year	(832,185)	(384,116)	(504,840)
Awards outstanding at end of year	447,842	2,466,357	4,363,330
Awards exercisable at end of year	447,842	455,914	320,169

Equity-settled incentive schemes (continued)

Co-Investment Plan (CIP)

	Number of shares
	2018	2017	2016
Awards outstanding at beginning of year	95,378	97,651	145,040
Awards granted during the year	80,809	112,105	47,590
Awards lapsed during the year	(11,633)	(62,775)	(18,570)
Awards exercised during the year	(51,976)	(51,603)	(76,409)
Awards outstanding at end of year	112,578	95,378	97,651
Cash-Settled Long Term Incentive Plan (CSLTIP)

There were no changes to rules or practices within the CSLTIP scheme, and no awards during 2018.

Award date (unvested awards and awards vested during the year)
	2017		2016
Closing share price at 30 December:	R	128.62	R	152.58
Vesting date	1 March 2020		1 March 2019

	Number of units
	2018	2017	2016
Share units outstanding at beginning of year	4,469,618	2,464,630	30,163
Share units granted during the year	—	2,572,437	2,537,000
Share units lapsed during the year	(611,265)	(507,597)	(100,490)
Share units exercised during the year	(42,592)	(59,852)	(2,043)
Share units outstanding at end of year	3,815,761	4,469,618	2,464,630